Note 17 - Acquisition of Business	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of business combinations [text block]
17.	ACQUISITION OF BUSINESSES

a)	Acquisition of Intell Enercare Solutions Inc.

On
June 6, 2017,
Just Energy completed the acquisition of
100%
of the issued and outstanding shares of Intell Enercare Solutions Inc., a complete service provider for supply, design and installation of energy saving technologies, for up to
$11.0
million, subject to closing adjustments. The purchase price consideration included cash consideration of
$2.2
million. There is contingent consideration where Just Energy will pay up to
$9.0
million to the sellers over
three
years provided that certain EBITDA targets are satisfied. The EBITDA target with respect to the contingent consideration for
2018
is
$3,500.
For the
2019
and
2020
years, it is
$3,000
and
$2,500,
respectively. The fair value of the contingent consideration at acquisition was estimated to be
$7.8
million based on the
three
-year forecast. The acquisition of Intell Enercare Solutions Inc. was accounted for using the purchase method of accounting. Just Energy allocated the preliminary purchase price to the identified assets and liabilities acquired based on their fair values at the time of acquisition as follows:

NET ASSETS ACQUIRED

Intangible assets	$877
Goodwill	9,644
Working capital	(302)
Deferred tax	(232)
Total consideration	$9,987

Cash paid, net of estimated working capital adjustment	$2,199
Contingent consideration	7,788
Total consideration	$9,987

The transaction costs related to the acquisition have been expensed and are included in other operating expenses in the consolidated statements of income. The goodwill represents the synergies and potential for cross-selling energy saving technologies to Just Energy customers. The amount of revenue and profit or (loss) of Intell Enercare Solutions Inc. since the acquisition date included in the consolidated statement of income for the fiscal year is
$1,495
and (
$850
), respectively. The revenue and profit or (loss) for the current reporting period assuming the acquisition date for Intell Enercare Solutions Inc. that occurred during the year had been as of the beginning of the annual reporting period would be
$1,635
and (
$1,019
), respectively. The fair value of the contingent consideration was subsequently reduced to
$1,300
during the year through the consolidated statements of income due to changes in the assumptions within the forecast.

b)	Acquisition of SWDirekt and db swpro GmbH

On
December 8, 2016,
Just Energy completed the acquisition of
95%
of the issued and outstanding shares of SWDirekt, a retail energy company, and
51%
of the issued and outstanding shares of SWPro, a sales and marketing company, for
$6.4
million, subject to closing adjustments. Terms of the deal include a
$2.2
million payment upon the achievement of sales targets.

The acquisition of SWDirekt and SWPro was accounted for using the purchase method of accounting. Just Energy allocated the purchase price to the identified assets and liabilities acquired based on their fair values at the time of acquisition as follows:

NET ASSETS ACQUIRED

Working capital	$588
Property, plant and equipment	56
Intangible assets	1,172
Goodwill	4,831
Non-controlling interest	(41)
Other liabilities	(221)
Total consideration	$6,385

Cash paid, net of working capital adjustment	$4,221
Contingent consideration	2,164
Total consideration	$6,385

The contingent consideration was subsequently written down to
$nil
through the consolidated statements of income due to changes within the cash flows forecast.

c)	Acquisition of EdgePower, Inc.

On
February 28, 2018,
Just Energy completed the acquisition of the issued and outstanding shares of EdgePower, Inc. (“EdgePower”), a privately held energy monitoring and management company operating out of Aspen, Colorado. EdgePower provides lighting and HVAC controls, as well as enterprise monitoring, in hundreds of commercial buildings in North America. Just Energy acquired
100%
of the equity interests of EdgePower for the purposes of integrating their lighting and HVAC controls with the commercial business. The fair value of the total consideration transferred is
US$14.0
million, of which
US$7.0
million was paid in cash and US
$7.0
million was settled through the issuance of
1,415,285
Just Energy common shares. The goodwill that was acquired as part of this acquisition relates primarily to the EdgePower workforce and synergies between Just Energy and EdgePower.

In addition, the former shareholders of EdgePower are entitled to a payment of up to a maximum of
US$6.0
million, payable in cash, subject to continuing employment and the achievement of certain annual and cumulative performance thresholds of the EdgePower business. The payment is calculated as
20%
of EBITDA for the EdgePower business for the years of
2019
-
2021
with minimum thresholds that must be met. As at the acquisition date, the amount recognized for management remuneration was nil.
The amount of revenue and loss of EdgePower since the acquisition date included in the consolidated statements of income for the reporting period is
$209
and
$112,
respectively. The revenue and profit or loss for the current reporting period assuming the acquisition date for EdgePower that occurred during the year had been as of the beginning of the annual reporting period would be
$4,282
and
$2,469,
respectively.

The following is the preliminary purchase price allocation for EdgePower:

NET ASSETS ACQUIRED

Working capital	$993
Intangible assets	15,115
Goodwill	5,879
Deferred tax liabilities	(4,066)
Total consideration	$17,921

Cash paid, net of working capital adjustment	$8,286
Common shares issued	8,966
Payable to seller	669
Total consideration	$17,921